Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

NOTE 2 - INVESTMENT SECURITIES

The amortized cost and estimated fair values of investment securities are as follows at December 31, 2011 and 2010:

	(Expressed in thousands) December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$36,014	$202	$-	$36,216
Obligations of states and political subdivisions	42,154	3,150	-	45,304
Mortgage-backed securities	67,402	1,820	(7)	69,215
Equity securities	209	17	-	226
Total available-for-sale	145,779	5,189	(7)	150,961

Total	$145,779	$5,189	$(7)	$150,961

	(Expressed in thousands) December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$36,024	$120	$(446)	$35,698
Obligations of states and political subdivisions	33,738	678	(125)	34,291
Mortgage-backed securities	61,580	1,828	(458)	62,950
Equity securities	216	14	-	230

Total available-for-sale	131,558	2,640	(1,029)	133,169

Total	$131,558	$2,640	$(1,029)	$133,169

The Company's investment securities portfolio contains unrealized losses of direct obligations of the U.S. Government agency securities, including mortgage-related instruments issued or backed by the full faith and credit of the United States government or are generally viewed as having the implied guarantee of the U.S. government, and debt obligations of a U.S. state or political subdivision.

On a quarterly basis, the Company evaluates the severity and duration of impairment for its investment securities portfolio and the Company's ability to hold the securities till they recover. Generally, impairment is considered other than temporary when an investment security has sustained a decline in market value for a period of twelve months. The Company has concluded that any impairment of its investment securities portfolio is not other than temporary but is the result of interest rate changes that are not expected to result in the noncollection of principal and interest during the period. There are 5 positions that are temporarily impaired at December 31, 2011.

The following tables show the Company's gross unrealized losses and fair value, aggregated by investment category and length of time, that the individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010:

	$0,000	$0,000	$0,000	$0,000	$0,000	$0,000
	(Expressed in thousands) 2011
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$-	$-	$-	$-	$-	$-
Obligations of states and political subdivisions	-	-	-	-	-	-
Mortgage-backed securities	2,008	(6)	112	(1)	2,120	(7)

Total debt securities	2,008	(6)	112	(1)	2,120	(7)

Equity securities	-	-	-	-	-	-

Total	$2,008	$(6)	$112	$(1)	$2,120	$(7)

	$00,000	$00,000	$00,000	$00,000	$00,000	$00,000
	(Expressed in thousands) 2010
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$15,542	$(446)	$-	$-	$15,542	$(446)
Obligations of states and political subdivisions	6,056	(125)	-	-	6,056	(125)
Mortgage-backed securities	17,291	(457)	266	(1)	17,557	(458)

Total debt securities	38,889	(1,028)	266	(1)	39,155	(1,029)

Equity securities	-	-	-	-	-	-

Total	$38,889	$(1,028)	$266	$(1)	$39,155	$(1,029)

The amortized cost and fair value of investment securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	(Expressed in thousands)
	Securities Held-to-Maturity		Securities Available-for-Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$-	$-	$1,156	$1,162
Due after one year through five years	-	-	13,334	13,471
Due after five years through ten years	-	-	35,895	36,929
Due after ten years	-	-	27,783	29,958

	-	-	78,168	81,520
Mortgage-backed securities	-	-	67,402	69,215
Equity securities	-	-	209	226

Total	$-	$-	$145,779	$150,961

Proceeds from sales of securities available-for-sale during the years ended December 31, 2011, 2010, and 2009, were $24,092,900, $17,588,511, and $11,355,204 respectively. Gross gains of $747,015 and gross losses of $16,118 in 2011; gross gains of $566,815 and gross losses of $1,541 in 2010; and gross gains of $298,319 and gross losses of $109,802 in 2009, were realized on those sales. Assets carried at $53,581,000 and $31,931,000 at December 31, 2011 and 2010, respectively, were pledged to secure United States Government and other public funds and for other purposes as required or permitted by law.